Net interest income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net interest income
Loans	SFr 5,887	SFr 5,049	SFr 5,733
Investment securities	14	1	3
Trading assets	2,539	2,838	3,158
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,135	1,172	1,596
Other	1,676	598	771
Interest and dividend income	12,251	9,658	11,261
Deposits	(1,746)	(159)	(1,113)
Short-term borrowings	(131)	(86)	(166)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(768)	(812)	(907)
Long-term debt	(3,590)	(2,518)	(2,753)
Other	(675)	(272)	(374)
Interest expense	(6,910)	(3,847)	(5,313)
Net interest income	5,341	5,811	5,948
Bank
Net interest income
Loans	5,900	4,993	5,694
Investment securities	14	1	3
Trading assets	2,540	2,839	3,158
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,135	1,172	1,596
Other	1,676	588	769
Interest and dividend income	12,265	9,593	11,220
Deposits	(1,749)	(151)	(1,107)
Short-term borrowings	(227)	3	(170)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(769)	(812)	(908)
Long-term debt	(3,438)	(2,437)	(2,702)
Other	(685)	(271)	(373)
Interest expense	(6,868)	(3,668)	(5,260)
Net interest income	SFr 5,397	SFr 5,925	SFr 5,960